GOVERNMENT GRANTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Government Grants [Abstract]
Deferred government grants	$ 7,373	$ 8,110
Current	68	451
Non-current	$ 7,305	$ 7,659